Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	GGF CPA LTD
Auditor Firm ID	2729
Auditor Location	Guangzhou, Guangdong, China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of AGM Group Holdings Inc. (“the Company”), as of December 31, 2024 and 2023 and the related consolidated statements of operations and comprehensive loss, changes in shareholder’s equity and cash slows for the each of the two years ended December 31, 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023 and the results of its operations and its cash flows for each of the two years ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.